Investments	12 Months Ended
Dec. 31, 2011
Investments

Note 7. Investments

On November 25, 2011, the Company consummated a unit purchase agreement with Scene, LLC (“Scene”), a U.S.-based provider of broadband speed testing and web-based network diagnostic applications, pursuant to which AVG acquired a 15% interest in Scene for a cash consideration of $9,750 paid at closing. In addition, on November 25, 2011, the Company entered into a right of first refusal and put and call agreement with Scene, pursuant to which Scene shall not enter into a change in control transaction (as defined in the agreement) without first offering the Company the right to enter into a change in control transaction with substantially the same terms and conditions as offered to a third party. The term of the right of first refusal terminates on September 30, 2012. Further, during the two month period beginning on January 1, 2013 and ending on February 28, 2013, the Company has the option to put all of its interest to Scene (put option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. During a three month period following the expiration of the put exercise period, and if the Company has not exercised its put option, Scene shall have the option to purchase the Company’s interest (call option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. Additional amounts may be owed to the Company if Scene undertakes a change in control transaction during the one year period following the delivery of the call notice.

In accordance with the guidance in ASC 320 “Investments—Debt and Equity Securities”, the Company accounted for its investment in Scene as a debt security as the risks and rewards associated with the investment were retained by Scene because of the impact of the put and call options. The Company classified its debt security as held-to-maturity with a maturity date that coincides with the expiration of the put option. Management has the positive intent and ability to hold this security until maturity. Investments in debt securities classified as held-to-maturity are measured at amortized cost in the statement of financial position and any dividends and interest income are recorded in earnings. The carrying value of the Company’s investment in Scene as of December 31, 2011 was $9,750. There were no distributions in 2011 that should be recorded as dividend income.

In addition, on November 25, 2011, the Company entered into a strategic cooperation agreement with Scene, which ends on December 31, 2012, to market and promote their respective products and paid a $2,000 fee for marketing and promotional services, which was recorded under Prepaid expenses in the accompanying Consolidated Balance Sheet and which will be recognized as expense over the period the services are provided.